Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 852,660
Proceeds	1,954,296
Movement in accrued interest	289,843
Derecognition or substantial modification of financial liabilities	4,466
Difference in quoted prices of foreign currency	965,718
Monetary effects	(1,617,641)
Ending balance	2,449,342
Issued Corporate Bonds
Opening balance	5,825,893
Proceeds	2,949,563
Payments	(5,096,519)	$ (7,966,533)	$ (5,804,103)
Movement in accrued interest	295,443
Derecognition or substantial modification of financial liabilities	(42,595)
Difference in quoted prices of foreign currency	1,228,130
Monetary effects	(2,444,359)
Ending balance	2,715,556	5,825,893
Subordinated Corporate Bonds
Opening balance	81,762,819
Payments	(4,654,071)	(5,870,991)	$ (6,604,039)
Movement in accrued interest	4,628,154
Derecognition or substantial modification of financial liabilities	(16,004)
Difference in quoted prices of foreign currency	38,797,943
Monetary effects	(48,389,004)
Ending balance	$ 72,129,837	$ 81,762,819